Annual Total Returns - iShares Edge MSCI Multifactor Intl Index Fund (Class K) [BarChart] - Class K - iShares Edge MSCI Multifactor Intl Index Fund - Class K	Nov. 27, 2020
Bar Chart Table:
Annual Return 2017	28.53%
Annual Return 2018	(15.36%)
Annual Return 2019	17.95%